Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Fair value of Financial Assets and Liabilities Measured on a Recurring Basis

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values as of December 31, 2018 and December 31, 2017:

	Fair Value Measurements as of December 31, 2018 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term U.S. Treasury securities	$10,709,767	$—	$—	$10,709,767

Total financial assets	$10,709,767	$—	$—	$10,709,767

Liabilities:
Derivative liability	$—	$—	$36,567,454	$36,567,454
Warrant liability	—	—	100,000	100,000

Total financial liabilities	$—	$—	$36,667,454	$36,667,454

	Fair Value Measurements as of December 31, 2017 using:
	Level 1	Level 2	Level 3	Total
Assets:
Short-term U.S. Treasury securities	$4,018,804	$—	$—	$4,018,804

Total financial assets	$4,018,804	$—	$—	$4,018,804

Liabilities:
Warrant liability	$—	$—	$512,618	$512,618

Total financial liabilities	$—	$—	$512,618	$512,618

Warrant
Schedule of Fair value of Liability Measured Using Level 3 Inputs

The following table presents our warrant liability measured at fair value using Level 3 inputs as of the years ended December 31, 2018 and 2017:

Fair value at January 1, 2017	$—
Issuance of warrant	548,075
Change in fair value of warrant liability	(35,457)

Fair value at December 31, 2017	512,618

Change in fair value of warrant liability	(412,618)

Fair value at December 31, 2018	$100,000

Derivative [Member]
Schedule of Fair value of Liability Measured Using Level 3 Inputs

The following table presents our Derivative Liability measured at fair value using Level 3 inputs as of the year ended December 31, 2018:

Fair value at January 1, 2018	$—
Issuance of debt	35,883,536
Change in fair value of derivative liability	683,918

Fair value at December 31, 2018	$36,567,454